Consolidated Real Estate and Accumulated Depreciation and Depletion (Tables) - Real Estate and Accumulated Depreciation and Depletion (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Real Estate [Abstract]
Gross Carrying Cost of Real Estate at beginning of period	$ 262,564	$ 241,253	$ 225,630
Additions capitalized during period	22,228	21,380	15,899
Cost of real estate sold	(10,021)	(69)	(276)
Other deductions	(5,839)	0	0
Gross Carrying Cost of Real Estate at end of period	268,932	262,564	241,253
Accumulated Depreciation & Depletion at beginning of period	58,997	54,110	49,499
Charged to cost & expense	4,938	4,956	4,611
Real estate sold	(461)	(69)	0
Other deductions	(1,307)	0	0
Accumulated Depreciation & Depletion at end of period	$ 62,167	$ 58,997	$ 54,110